PROPERTY, PLANT AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2015
Property, Plant and Equipment, Net [Abstract]
PROPERTY, PLANT AND EQUIPMENT, NET

NOTE 5 – PROPERTY, PLANT AND EQUIPMENT, NET

Property, plant and equipment, net consisted of the following:

	As of	As of
	December 31, 2015	December 31, 2014
Property and Buildings	$7,532,019	$7,805,988
Leasehold improvement	1,722,562	-
Machinery and equipment	19,467,526	16,969,456
Automobiles	913,888	894,173
Office and electric equipment	736,808	684,899
Subtotal	30,372,803	26,354,516
Construction in progress	96,112	891,206
Less: accumulated depreciation	(8,912,049)	(6,728,482)
Property and equipment, net	$21,556,866	$20,517,240

Depreciation expense was $2,641,932 and $1,671,451 for the years ended December 31, 2015 and 2014, respectively.

Construction in progress represents costs of construction incurred for the Company's new plant and equipment. The construction for the Company’s new plant in U.S. has been completed and put in use in July 2015. The Construction in progress as of December 31, 2015 represents cost of construction for its facility expansion in China.